Condensed Financial Information of Deswell Industries, Inc. (Tables)	12 Months Ended
Mar. 31, 2014
Condensed Financial Information of Deswell Industries, Inc. [Abstract]
Condensed Balance Sheet

Balance sheets

	March 31,
	2013	2014
Assets

Current assets:
Cash and cash equivalents	$393	$1,739
Prepaid expenses and other current assets	81	76
Amounts due from subsidiaries	47,122	39,589
Total current assets	47,596	41,404
Investments in subsidiaries	54,603	49,447
Property, plant and equipment-net	230	143
Total assets	$102,429	$90,994

Liabilities and shareholders' equity

Current liabilities:
Accrued payroll and employee benefits	$754	$1,315
Other accrued liabilities	99	69
Total current liabilities	853	1,384
Total shareholders' equity	101,576	89,610
Total liabilities and shareholders' equity	$102,429	$90,994

Condensed Income Statement

Statements of comprehensive loss

	Year ended March 31,
	2012	2013	2014
Equity in earnings (loss) of subsidiaries	$924	$394	$(5,213)
Operating expenses	2,385	2,385	2,277
Loss before income taxes	(1,461)	(1,991)	(7,490)
Income taxes	-	-	-
Net loss	(1,461)	(1,991)	(7,490)
Share of other comprehensive income of subsidiaries	(746)	718	57
Total comprehensive loss	$(2,207)	$(1,273)	$(7,433)

Condensed Cash Flow Statement

Statements of cash flows

	Year ended March 31,
	2012	2013	2014
Cash flows from operating activities
Net loss	$(1,461)	$(1,991)	$(7,490)
Adjustments to reconcile net loss to net cash provided by operating activities:
Equity in (earnings) loss of subsidiaries	(924)	(394)	5,213
Depreciation	71	87	87
Stock-based compensation expenses	384	-	-
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	48	(53)	5
Amounts due from subsidiaries	4,667	6,756	7,533
Accrued payroll and employee benefits	(62)	616	561
Other accrued liabilities	(55)	84	(30)
Net cash provided by operating activities	2,668	5,105	5,879

Cash flows from investing activities
Purchase of property, plant and equipment	(114)	-	-
Net cash used in investing activities	(114)	-	-

Cash flows from financing activities
Dividends paid	(2,430)	(5,357)	(3,615)
Exercise of stock options	4	1,295	493
Repurchase of common stock	-	(1,102)	(1,411)
Net cash used in financing activities	(2,426)	(5,164)	(4,533)

Net increase (decrease) in cash and cash equivalents	128	(59)	1,346
Cash and cash equivalents, beginning of year	324	452	393
Cash and cash equivalents, end of year	$452	$393	$1,739